Post-employment benefits - Plan assets allocation (Detail) - Plan assets [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	€ 2,164	€ 2,137	€ 3,095
Assets not quoted in active market [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Debt instruments, amount contributed to fair value of plan assets	12	14
Equity instruments, amount contributed to fair value of plan assets		457
Other assets, amount contributed to fair value of plan assets	329	318
Assets quoted in active market [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Debt instruments, amount contributed to fair value of plan assets	1,294	1,142
Equity instruments, amount contributed to fair value of plan assets	368	69
Other assets, amount contributed to fair value of plan assets	€ 161	€ 137